Financial assets and liabilities - Summary of Carrying Amount of Financial Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Financial liabilities	R$ (59,932,201)	R$ (53,176,950)
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	(38,641,440)	(33,875,309)
Amortized cost | Loans, borrowings and debentures [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(25,444,437)	(23,393,880)
Amortized cost | Leases [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(3,267,678)	(3,001,847)
Amortized cost | Trade payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(3,253,504)	(2,630,054)
Amortized cost | Consideration payable [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(234,960)	(224,787)
Amortized cost | Other financial liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(726,423)	(594,188)
Amortized cost | Payables to related parties [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(287,609)	(307,080)
Amortized cost | Railroad concession payable [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(3,054,248)	(1,154,919)
Amortized cost | Preferred shareholders payable in subsidiaries [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(387,044)
Amortized cost | Dividends payable [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(799,634)	(1,413,222)
Amortized cost | Sector financial liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(1,372,283)	(565,911)
Amortized cost | Tax installments - REFIS [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(200,664)	(202,377)
Fair value through profit or loss [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(21,290,761)	(19,301,641)
Fair value through profit or loss [member] | Loans, borrowings and debentures [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(20,214,600)	(18,855,580)
Fair value through profit or loss [member] | Derivate financial instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	R$ (1,076,161)	R$ (446,061)